Summary of significant accounting policies	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Accounting Policy [Line Items]
Summary of significant accounting policies	Summary of significant accounting policies
Basis of presentation
The accounting and financial reporting policies of the Plan conform to accounting principles generally accepted in the United States of America (“U.S. GAAP”). Certain prior year investment income amounts in the Statement of Changes in Net Assets Available for Benefits have been reclassified to conform to current year's presentation. Cost information in the Schedule of Assets (Held at End of Year) and the Schedule of Assets (Acquired and Disposed of Within Year) is not required for participant-directed investments and therefore is not included.
Use of estimates in the preparation of financial statements
The preparation of financial statements requires Plan management to make estimates and assumptions that affect the reported amounts of assets, liabilities and changes in net assets available for benefits, and the disclosure of contingent assets and liabilities. Actual results could be different from these estimates.
Investment valuation
Investments are recorded at fair value, except for synthetic guaranteed investment contracts ("synthetic GICs"), which are recorded at contract value. Investments measured at fair value include certain investments that use the net asset value per share ("NAV") or its equivalent as a practical expedient. For information related to the Plan’s valuation methodologies for its investments recorded at fair value, refer to Note 3.
Synthetic GICs
A synthetic GIC is an investment contract associated with the Stable Value Fund in which the Plan owns the underlying investment assets and purchases wrapper contracts from insurance companies or other financial institutions which provide market value and cash flow risk protection to the Plan. The Plan accounts for its synthetic GICs at contract value as that is the amount Participants would receive if they were to withdraw or transfer all or a portion of their investments in the Stable Value Fund. For a discussion of synthetic GIC investment contracts, refer to Note 5.
Participant withdrawals
Participant withdrawals are recorded when paid.
Differences between financial statements and Form 5500
The Plan does not reflect as liabilities amounts allocated to the accounts of Participants who have elected to withdraw from the Plan but have not yet been paid. The U.S. Department of Labor ("DOL"), however, requires that these amounts be reported as a liability on Internal Revenue Service ("IRS") Form 5500. As a result, amounts allocated to withdrawals by Participants that have been processed and approved for payment prior to December 31, but are not yet paid as of that date are recorded on IRS Form 5500 as benefits paid.
The following is a reconciliation of net assets available for benefits as disclosed per the financial statements to the Form 5500.

December 31,	2025	2024
Net assets available for benefits per the financial statements	$61,516,155,510	$52,369,173,291
Less: Amounts allocated to withdrawing Participants	(15,909,442)	(6,648,075)
Net assets available for benefits per Form 5500	$61,500,246,068	$52,362,525,216
The following is a reconciliation of benefits paid to Participants as disclosed per the financial statements to Form 5500.

Year ended December 31,	2025	2024
Benefits paid to Participants per the financial statements	$4,276,659,525	$3,580,000,204
Add: Amounts allocated to withdrawing Participants at end of year	15,909,442	6,648,075
Less: Amounts allocated to withdrawing Participants at beginning of year	(6,648,075)	(7,442,767)
Benefits paid to Participants per Form 5500	$4,285,920,892	$3,579,205,512
Foreign currency translation
The Plan revalues assets, liabilities, additions and deductions denominated in non-U.S. currencies into U.S. dollars using applicable exchange rates.